OTHER INCOME (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
OTHER INCOME
IPO subscription service charge income	$ 159,682		$ 26,537	$ 16,139
Currency exchange service income	67,000		4,670	2,711
Funds distribution service income	42,658		10,447
Underwriting fee income	30,797		19,579	10,494
Enterprise public relations service charge income	29,988		16,156	9,187
Market information and data income	18,463		2,692	1,465
ESOP management service income	1,796		1,275	270
Other	4,673		3,931	2,502
Total	$ 355,057	$ 45,794	$ 85,287	$ 42,768